S000004347 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	296 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
iShares Russell 1000 ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.33%	14.12%	12.73%
Performance Inception Date					May 15, 2000
iShares Russell 1000 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.98%	13.74%	12.28%
iShares Russell 1000 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	11.27%	10.50%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.